Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023	Oct. 01, 2022	Oct. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of
Regulation S-K,
we are providing the following information about the relationship between executive compensation actually paid and the financial performance of our Company. The following table sets forth the compensation for our CEO (referred to as “PEO”) and the average compensation for our other NEOs. For further information concerning our compensation philosophy and how we align executive compensation with our performance, refer to “Compensation Discussion and Analysis.”

											Value of Initial $100 Investment Based on
Year	Summary Compensation Table Total for PEO (McDonell) (1)	Compensation Actually Paid to PEO (McDonell) (4)	Summary Compensation Table Total for PEO (Strain) (1)	Compensation Actually Paid to PEO (Strain) (4)	Summary Compensation Table Total for PEO (Egeck) (1)	Compensation Actually Paid to PEO (Egeck) (4)	Summary Compensation Table Total for PEO (Ortega) (3)	Compensation Actually Paid to PEO (Ortega) (4)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (4)(5)	Total Shareholder Return	Peer Group Total Shareholder Return (6)	Net Income (Loss) (in thousands)	Adjusted EBITDA (7) (in thousands)

2024	$1,579,596	$1,563,735	$318,028	$245,217	$3,292,618	$(2,794,641)	$-	$-	$965,357	$452,540	$13.18	$71.20	$(23,379)	$108,744

2023					$4,041,971	$(3,796,598)	$-	$-	$1,162,345	$55,905	$26.08	$59.20	$27,242	$168,149

2022					$3,339,438	$72,348	$-	$-	$988,153	$829,182	$67.79	$65.26	$159,029	$292,276

2021					$7,911,515	$36,569,924	$3,989,352	$4,283,910	$1,536,295	$2,535,647	$94.65	$120.51	$126,634	$270,613

(1)
Reflects the total compensation of our current CEO, Jason McDonell, who is our PEO, Mike Egeck, our former PEO, and John Strain, who served as interim PEO until Mr. McDonell commenced employment and are therefore included in this table as an additional PEO’s in accordance with SEC rules. Amounts shown are as calculated in the Summary Compensation Table (SCT) for each of the years shown.

(2)	Steven Ortega served as PEO until Mr. Egeck’s appointment in 2021 and therefore is included in this table as an additional PEO in accordance with SEC rules.
(3)
Amounts shown for compensation actually paid (“CAP”) are computed in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act and do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. These amounts reflect total compensation as reported in the SCT with certain adjustments as required by item 402(v) of Regulation
S-K
as described in footnote (3) below. The
Non-PEO
NEOs for each applicable year are as follows: (i) for fiscal year 2024, Messrs. Bowman, Caspers, and LaBode and Ms. Cramer, (ii) for fiscal year 2023, Messrs. Bowman, Weddell, Gazaway, and LaBode and Ms. Baker, and (iii) 2022, Messrs. Weddell, Gazaway and LaBode and Ms. Baker, and (iv) for fiscal year 2021, Mr. Weddell and Ms. Baker

(4)
CAP reflects the exclusions and inclusions of equity awards for the PEOs and the other NEOs as set forth below and calculated in accordance with FASB ASC Topic 718, Compensation—Stock Compensation. The valuation methodologies and assumptions used to calculate CAP are based
on the grant date fair value of these awards as disclosed in the Company’s consolidated audited financial statements filed with the SEC on
Form
10-K
for the years reflected in the tables below:

Summary Compensation Table Total to Compensation Actually Paid Reconciliation for the PEOs and
non-PEOs:

	Calculation for PEO
Calculation (a) of Compensation Actually Paid	2024 (Egeck)	2024 (Strain)	2024 (McDonell)

Summary Compensation Table Total	3,292,618	318,028	1,579,596

Less: Grant date fair value of stock and option awards granted during year	(1,800,046)	(125,000)	(1,150,000)

Add: Fair value of awards granted during year that remain unvested as of year-end	-	52,189	1,134,139

Add: Fair value of awards granted during year that vested during year	-	-	-

Add: Change in fair value from prior year-end to current year-end of awards granted prior to the year that were outstanding and unvested as of year end	-	-	-

Add: Change in fair value from prior year-end to vesting date for awards granted prior to the year that vested during year	(2,781,651)	-	-

Less: Fair value of awards granted prior to the year that were forfeited during year	(1,505,562)	-	-

Compensation Actually Paid	(2,794,641)	245,217	1,563,735

Calculation (a) of Compensation Actually Paid	2024

Average Summary Compensation Table Total	965,357

Less: Average grant date fair value of stock and option awards granted during this year	(451,138)

Add: Average Fair value of awards granted during the year that remain unvested as of year-end	200,658

Add: Average Fair value of awards granted during the year that vested during the year	-

Add: Average Change in fair value from prior year-end to current year-end of awards granted prior to the year that were outstanding and unvested as of year end	(180,794)

Add: Average Change in fair value from prior year-end to vesting date for awards granted prior to the year that vested during year	(81,544)

Less: Average Fair value of awards granted prior to the year that were forfeited during the year	-

Compensation Actually Paid	452,540

(a)	As shown in these tables, the CAP totals represent the SCT totals for the applicable year, but adjusted as required by SEC rules.

(5)
TSR shown in this table utilizes the S&P
Small-Cap
600 Index (“Index”) which we use in the stock performance graph required by Item 201(e) of Regulation
S-K
included in the Company’s consolidated audited financial statements filed with the SEC on Form
10-K
for the years reflected in the table above. The comparison assumes $100 was invested for the period from October 29, 2020, our first trading day subsequent to our initial public offering, through the last day of the applicable fiscal year in each of the Company’s Common Stock and the Index. All dollar values assume reinvestment of the pre-tax
value of dividends paid by companies included in the Index. The historical stock price performance of our Common Stock shown is not necessarily indicative of future stock price performance.

(6)
Pursuant to Item 402(v) of Regulation
S-K,
we determined Adjusted EBITDA to be the most important financial performance measure used to link company performance to CAP to our PEOs and other NEOs in 2024. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important such measure in future years. Adjusted EBITDA is defined on page 13 on our Annual Report on Form 10-K for fiscal year 2024 and is a non-GAAP financial measure.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(3)
Amounts shown for compensation actually paid (“CAP”) are computed in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act and do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. These amounts reflect total compensation as reported in the SCT with certain adjustments as required by item 402(v) of Regulation
S-K
as described in footnote (3) below. The
Non-PEO
NEOs for each applicable year are as follows: (i) for fiscal year 2024, Messrs. Bowman, Caspers, and LaBode and Ms. Cramer, (ii) for fiscal year 2023, Messrs. Bowman, Weddell, Gazaway, and LaBode and Ms. Baker, and (iii) 2022, Messrs. Weddell, Gazaway and LaBode and Ms. Baker, and (iv) for fiscal year 2021, Mr. Weddell and Ms. Baker

Peer Group Issuers, Footnote
(5)
TSR shown in this table utilizes the S&P
Small-Cap
600 Index (“Index”) which we use in the stock performance graph required by Item 201(e) of Regulation
S-K
included in the Company’s consolidated audited financial statements filed with the SEC on Form
10-K
for the years reflected in the table above. The comparison assumes $100 was invested for the period from October 29, 2020, our first trading day subsequent to our initial public offering, through the last day of the applicable fiscal year in each of the Company’s Common Stock and the Index. All dollar values assume reinvestment of the pre-tax
value of dividends paid by companies included in the Index. The historical stock price performance of our Common Stock shown is not necessarily indicative of future stock price performance.

Adjustment To PEO Compensation, Footnote
Summary Compensation Table Total to Compensation Actually Paid Reconciliation for the PEOs and
non-PEOs:

	Calculation for PEO
Calculation (a) of Compensation Actually Paid	2024 (Egeck)	2024 (Strain)	2024 (McDonell)

Summary Compensation Table Total	3,292,618	318,028	1,579,596

Less: Grant date fair value of stock and option awards granted during year	(1,800,046)	(125,000)	(1,150,000)

Add: Fair value of awards granted during year that remain unvested as of year-end	-	52,189	1,134,139

Add: Fair value of awards granted during year that vested during year	-	-	-

Add: Change in fair value from prior year-end to current year-end of awards granted prior to the year that were outstanding and unvested as of year end	-	-	-

Add: Change in fair value from prior year-end to vesting date for awards granted prior to the year that vested during year	(2,781,651)	-	-

Less: Fair value of awards granted prior to the year that were forfeited during year	(1,505,562)	-	-

Compensation Actually Paid	(2,794,641)	245,217	1,563,735

Non-PEO NEO Average Total Compensation Amount	$ 965,357	$ 1,162,345	$ 988,153	$ 1,536,295
Non-PEO NEO Average Compensation Actually Paid Amount	$ 452,540	55,905	829,182	2,535,647
Adjustment to Non-PEO NEO Compensation Footnote
Summary Compensation Table Total to Compensation Actually Paid Reconciliation for the PEOs and
non-PEOs:

Calculation (a) of Compensation Actually Paid	2024

Average Summary Compensation Table Total	965,357

Less: Average grant date fair value of stock and option awards granted during this year	(451,138)

Add: Average Fair value of awards granted during the year that remain unvested as of year-end	200,658

Add: Average Fair value of awards granted during the year that vested during the year	-

Add: Average Change in fair value from prior year-end to current year-end of awards granted prior to the year that were outstanding and unvested as of year end	(180,794)

Add: Average Change in fair value from prior year-end to vesting date for awards granted prior to the year that vested during year	(81,544)

Less: Average Fair value of awards granted prior to the year that were forfeited during the year	-

Compensation Actually Paid	452,540
(a)	As shown in these tables, the CAP totals represent the SCT totals for the applicable year, but adjusted as required by SEC rules.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As required, we disclose below the most important measures used by the Company to link compensation actually paid to our NEOs for 2024 to Company performance. For further information regarding these performance metrics and their function in our executive compensation program, please see the discussion within CD&A beginning on page 35.

•	Adjusted EBITDA

•	Adjusted Net Income

•	Revenue

Total Shareholder Return Amount	$ 13.18	26.08	67.79	94.65
Peer Group Total Shareholder Return Amount	71.2	59.2	65.26	120.51
Net Income (Loss)	$ (23,379,000)	$ 27,242,000	$ 159,029,000	$ 126,634,000
Company Selected Measure Amount	108,744,000	168,149,000	292,276,000	270,613,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important such measure in future years. Adjusted EBITDA is defined on page 13 on our Annual Report on Form 10-K for fiscal year 2024 and is a non-GAAP financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Jason McDonell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,579,596
PEO Actually Paid Compensation Amount	$ 1,563,735
PEO Name	Jason McDonell
John Strain [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 318,028
PEO Actually Paid Compensation Amount	$ 245,217
PEO Name	John Strain
Michael Egeck [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,292,618	$ 4,041,971	$ 3,339,438	$ 7,911,515
PEO Actually Paid Compensation Amount	$ (2,794,641)	$ (3,796,598)	$ 72,348	36,569,924
PEO Name	Mike Egeck
Steven Ortega [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				3,989,352
PEO Actually Paid Compensation Amount				$ 4,283,910
PEO Name	Steven Ortega
PEO | Jason McDonell [Member] | Grant Date Fair Value of Stock and Option Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,150,000)
PEO | Jason McDonell [Member] | Fair Value of Awards Granted During Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,134,139
PEO | John Strain [Member] | Grant Date Fair Value of Stock and Option Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(125,000)
PEO | John Strain [Member] | Fair Value of Awards Granted During Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,189
PEO | Michael Egeck [Member] | Grant Date Fair Value of Stock and Option Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,800,046)
PEO | Michael Egeck [Member] | Change in Fair Value from Prior Year End to Vesting Date for Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,781,651)
PEO | Michael Egeck [Member] | Fair Value of Awards Granted Prior to Year that were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,505,562)
Non-PEO NEO | Grant Date Fair Value of Stock and Option Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(451,138)
Non-PEO NEO | Fair Value of Awards Granted During Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	200,658
Non-PEO NEO | Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(180,794)
Non-PEO NEO | Change in Fair Value from Prior Year End to Vesting Date for Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (81,544)